Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,663,831.25
Previously Paid Amount	0.00
Total Fee Amount	4,320.75
Total Offset Amount	3,342.01
Net Fee	$ 978.74
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A